Multi-Select Securities Fund for Puerto Rico Residents Large Cap Value Portfolio I

Schedule of Investments			June 30, 2026 (Unaudited)

COMMON STOCKS- 82.10% of net assets applicable to common unitholders Shares

Shares		Issuer	Value
Canada - 1.51% of net assets applicable to common unitholders
Electronic & Equipment - 1.84% of total investments
1,437		Restaurant Brands International, Inc.	$104,197

Total Canada (cost $105,159)			$104,197

Ireland - 1.60% of net assets applicable to common unitholders
Electronic & Equipment - 1.95% of total investments
903		TE Connectivity, PLC	$110,281

Total Ireland (cost $82,405)			$110,281

Japan - 1.52% of net assets applicable to common unitholders
Miscellaneous Manufacturing Industries - 1.85% of total investments
10,924	B	Nintendo Co., Ltd. - Sponsored ADR	$104,800

Total Japan (cost $132,633)			$104,800

United States - 77.47% of net assets applicable to common unitholders
Building Materials - 5.41% of total investments
686		Lowe’s Companies, Inc.	$151,256
3,234		Fastenal Company	155,329

Business Services - 2.49% of total investments
379		Microsoft Corp.	141,375

Chemicals & Allied - 7.76% of total investments
702		Air Products and Chemicals, Inc.	205,812
920		Johnson & Johnson	233,652

Communications - 1.14% of total investments
850		Crown Castle International Corp.	64,371

Electric, Gas, & Sanitary Services - 7.75% of total investments
3,952		Dominion Resources, Inc.	269,882
794		Republic Services, Inc.	169,186

Eating and Drinking Places- 2.47% of total investments
1,368		Starbucks Corp.	139,796

Electronic & Equipment - 4.61% of total investments
876		Texas Instruments, Inc.	261,109

Engineering, Accounting, Research, Management, and Related Services - 1.65% of total investments
950		Paychex, Inc.	93,414

Industrial & Commercial Machinery & Computer Equipment - 14.30% of total investments
2,149		Cisco Systems, Inc.	252,422
1,043		Apple, Inc.	301,802
360		Cummins, Inc.	256,756

Insurance Carriers - 14.58% of total investments
478	A	Berkshire Hathaway, Inc.	239,186
734		Cincinnati Financial Corp.	135,893
778		The Progressive Corporation	169,954
315		Chubb Limited	107,333
419		UnitedHealth Group Incorporated	174,149

Measuring, Analytics, & Control Instruments - 2.24% of total investments
249		Northrop Grumman Corp.	126,818

Petroleum Refining & Related Industries - 3.23% of total investments
1,104		Chevron Corp.	182,999

Primary Metal Industries- 8.28% of total investments
1,838		Corning, Inc.	469,480

Railroad Transportation - 4.84% of total investments
872		Norfolk Southern Corp.	274,322

Security & Commodity Brokers, Dealers, Exchanges and Services - 6.86% of total investments
207		BlackRock, Inc.	199,043
2,055		The Charles Schwab Corp.	189,615

Tobacco Products - 6.75% of total investments
1,905		Altria Group, Inc.	137,065
1,357		Phillip Morris International, Inc.	245,495

Total United States (cost $2,837,094)			$5,347,514

TOTAL COMMON STOCKS (cost $3,157,291)			$5,666,791

		Total investments (82.10% of net assets)	$5,666,791
		Other assets less liabilities (17.90% of net assets)	1,235,388

		Net assets applicable to common unitholders - 100%	$6,902,179

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
5 Equity Index Contracts	Russell 1000 Mini Index	09/18/26	$600,200	$(3,100)

	The underlying notional amount at value of open long futures contracts is 8.70% of net assets applicable to common unitholders.

	A Non-dividend producing security. B A Sponsored ADR is an American Depository Receipt (“ADR”) that is issued through the cooperation of the company whose stock will be the underlying asset.